Fair Value Measurements - Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash (note 20c)	$ 831,261	$ 515,561	$ 392,155	$ 213,775
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Current	22,000	0
Obligation related to EU ETS - Current liability	(11,020)	(6,588)
Operating lease right-of-use assets (notes 10 and 15)	38,161	52,162
Accrued Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Obligation related to EU ETS - Current liability	(11,000)	(6,600)
Obligation related to EU ETS - Accrual	0	700
Reported Value Measurement | Level 2 | Related Party
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other Receivable, after Allowance for Credit Loss, Noncurrent	0	380
Reported Value Measurement | Fair Value, Measurements, Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash (note 20c)	831,261	515,561
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Current	22,000	0
Marketable Securities	0	22,442
Obligation related to EU ETS - Current liability	(11,020)	(6,588)
Reported Value Measurement | Fair Value, Nonrecurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Operating lease right-of-use assets (notes 10 and 15)		11,735
Fair Value Asset/(Liability) | Level 2 | Related Party
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other Receivable, after Allowance for Credit Loss, Noncurrent	0
Fair Value Asset/(Liability) | Fair Value, Measurements, Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash (note 20c)	831,261	515,561
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Current	22,000	0
Marketable Securities	$ 0	22,442
Obligation related to EU ETS - Current liability		(6,588)
Fair Value Asset/(Liability) | Fair Value, Nonrecurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Operating lease right-of-use assets (notes 10 and 15)		$ 11,735